Long-term Debt and Capital Structure	9 Months Ended
Sep. 30, 2020
Borrowings [Abstract]
Long-term Debt and Capital Structure

18. LONG-TERM DEBT AND CAPITAL STRUCTURE

As at	Notes	September 30, 2020	December 31, 2019
Revolving Term Debt (1)	A	-	265
U.S. Dollar Denominated Unsecured Notes	B	7,868	6,492
Total Debt Principal		7,868	6,757
Debt Discounts and Transaction Costs		(71)	(58)
Long-Term Debt		7,797	6,699
(1)	Revolving term debt may include Bankers’ Acceptances, London Interbank Offered Rate based loans, prime rate loans and U.S. base rate loans.

A) Committed Credit Facilities

Cenovus has in place a committed revolving credit facility that consists of a $1.2 billion tranche and a $3.3 billion tranche with maturity dates of November 30, 2022 and November 30, 2023, respectively. In April 2020, the Company added a committed credit facility with capacity of $1.1 billion to further support the Company’s financial resilience in the current market environment. The new facility has a term of 364 days that is renewable for one year at the Company’s request and upon approval by the lenders.

B) U.S. Dollar Denominated Unsecured Notes

On July 30, 2020, Cenovus completed a public offering in the U.S., under the Company’s U.S. base shelf prospectus, of senior unsecured notes in the aggregate principal of US$1.0 billion due in 2025. As at September 30, 2020, US$4.0 billion is available under the base shelf prospectus.

In the three months ended March 31, 2020, the Company paid US$81 million to repurchase a portion of its unsecured notes with a principal amount of US$100 million. A gain on the repurchase of $25 million was recorded in finance costs (Note 6).

The remaining principal amounts of the Company’s U.S. dollar denominated unsecured notes are:

As at September 30, 2020	US$ Principal Amount
3.00% due August 15, 2022	500
3.80% due September 15, 2023	450
5.38% due July 15, 2025	1,000
4.25% due April 15, 2027	962
5.25% due June 15, 2037	583
6.75% due November 15, 2039	1,390
4.45% due September 15, 2042	155
5.20% due September 15, 2043	58
5.40% due June 15, 2047	800
5,898

As at September 30, 2020, the Company is in compliance with all of the terms of its debt agreements.

C) Capital Structure

Cenovus’s capital structure objectives remain unchanged from previous periods. Cenovus’s capital structure consists of shareholders’ equity plus Net Debt. Net Debt includes the Company’s short-term borrowings, and the current and long-term portions of long-term debt, net of cash and cash equivalents and short-term investments. Cenovus conducts its business and makes decisions consistent with that of an investment grade company. The Company’s objectives when managing its capital structure are to maintain financial flexibility, preserve access to capital markets, ensure its ability to finance internally generated growth and to fund potential acquisitions while maintaining the ability to meet the Company’s financial obligations as they come due. To ensure financial resilience, Cenovus may, among other actions, adjust capital and operating spending, draw down on its credit facilities or repay existing debt, adjust dividends paid to shareholders, purchase the Company’s common shares for cancellation, issue new debt, or issue new shares.

Cenovus monitors its capital structure and financing requirements using, among other things, non-GAAP financial metrics consisting of Net Debt to Adjusted Earnings Before Interest, Taxes and DD&A (“Adjusted EBITDA”) and Net Debt to Capitalization. These metrics are used to steward Cenovus’s overall debt position as measures of Cenovus’s overall financial strength.

Cenovus targets a Net Debt to Adjusted EBITDA ratio of less than 2.0 times over the long-term. This ratio may periodically be above the target due to factors such as persistently low commodity prices. Cenovus also manages its Net Debt to Capitalization ratio to ensure compliance with the associated covenant as defined in its committed credit facility agreements.

Net Debt to Adjusted EBITDA

As at	September 30, 2020	December 31, 2019
Short-Term Borrowings	137	-
Long-Term Debt	7,797	6,699
Less: Cash and Cash Equivalents	(404)	(186)
Net Debt	7,530	6,513

Net Earnings (Loss)	(2,113)	2,194
Add (Deduct):
Finance Costs	526	511
Interest Income	(7)	(12)
Income Tax Expense (Recovery)	(688)	(797)
Depreciation, Depletion and Amortization	3,196	2,249
E&E Write-Down	104	82
Unrealized (Gain) Loss on Risk Management	(1)	149
Foreign Exchange (Gain) Loss, Net	29	(404)
Re-measurement of Contingent Payment	(70)	164
(Gain) Loss on Divestitures of Assets	(9)	(2)
Other (Income) Loss, Net	(67)	(11)
Adjusted EBITDA (1)	900	4,123

Net Debt to Adjusted EBITDA	8.4x	1.6x
(1)	Calculated on a trailing twelve-month basis.

Net Debt to Capitalization

As at	September 30, 2020	December 31, 2019
Net Debt	7,530	6,513
Shareholders’ Equity	17,032	19,201
	24,562	25,714

Net Debt to Capitalization	31%	25%

Under the terms of Cenovus’s committed credit facilities, the Company is required to maintain a debt to capitalization ratio, as defined in the agreements, not to exceed 65 percent. The Company is well below this limit.